Parent entity information	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Parent entity information
Note 28. Parent entity information
Set out below is the supplementary information about the parent entity.

	Parent
	2021 A$’000	2020 A$’000

Statement of profit or loss and other comprehensive income
Loss after income tax	(16,854)	(11,064)

Total comprehensive income	(16,854)	(11,064)

	2021 A$’000	2020 A$’000

Statement of financial position
Total current asset s	25,042	9,703
Total assets	47,044	22,113
Total current liabilities	3,177	1,522
Total liabilities	15,032	5,393
Equity
Contributed equity	80,290	48,781
Other contributed equity	464	464
Reserves	1,754	1,521
Accumulated losses	(50,496)	(34,046)

Total equity	32,012	16,720

Reserves comprise Share Based Payments Reserve.
Contingent liabilities
The parent entity contingent liabilities as at 30 June 2021 and 30 June 2020 are as set out in Note 15. The contingent consideration is specific to the parent entity.
Capital commitments - Property, plant and equipment
The parent entity had no capital commitments for property, plant and equipment at as 30 June 2021 and 30 June 2020.
Significant accounting policies
The accounting policies of the parent entity are consistent with those of the consolidated entity, as disclosed in note 2, except for the following:

•	Investments in subsidiaries are accounted for at cost, less any impairment, in the parent entity.

•	Dividends received from subsidiaries are recognised as other income by the parent entity and its receipt may be an indicator of an impairment of the investment.